5. Bank Premises and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Bank Premises And Equipment Details
Buildings and improvements	$ 10,896,563	$ 10,762,761
Land and land improvements	2,408,921	2,403,921
Furniture and equipment	7,797,907	7,340,676
Leasehold improvements	1,316,386	1,302,395
Capital lease	976,907	976,907
Other prepaid assets	28,661	175,507
Bank premises and equipment, gross	23,425,345	22,962,167
Less accumulated depreciation and amortization	(11,701,877)	(10,718,847)
Bank premises and equipment, net	$ 11,723,468	$ 12,243,320